[Sutherland Letterhead]

February 26, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	M Fund, Inc.
Form N-1A, Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 20 under Investment Company Act of 1940 File Nos. 033-95472 and 811-09082

Dear  Commissioners:

On behalf of M Fund, Inc. (the “Registrant”) we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A (Amendment No. 20 under the 1940 Act) marked to show changes from the Registrant’s previously filed Post-Effective Amendment to its Registration Statement.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a) under the 1933 Act for the purpose of revising the fund’s prospectus to comply with the new requirements of Items 2 through 8 of Form N-1A for a ‘prospectus summary’.  A subsequent amendment will be filed in order to include updated financial statements and to make certain other non-material changes.  We intend for the subsequent amendment to become effective on April 30, 2010.

Please contact the undersigned at 202-383-0126 (fred.bellamy@sutherland.com) if you have any comments or questions.

Sincerely,

/s/ Frederick R. Bellamy
Frederick R. Bellamy

cc:    Shannon Hartwell

Enclosures